Lease obligations	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
Lease obligations
Lease obligations:

Finance lease obligations at December 31, 2018	$199,760
Adjustment on initial adoption of IFRS 16 (note 2 (t))	452,882
Lease obligations - IFRS 16 adjusted	652,642
Additions, net of disposals	168,216
Interest expense	43,288
Lease payments	(145,100)
Effect of movements in exchange rates and other	(541)
Lease obligations at December 31, 2019	718,505
Less: current portion	(89,820)
Lease obligations - non current portion	$628,685

The Company incurs lease payments related to ocean vessels, terminal facilities, rail cars, vehicles and equipment, and office facilities. Leases are entered into and exited in coordination with specific business requirements which includes the assessment of the appropriate durations for the related leased assets.
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2019:

	Lease payments	Interest component	Lease obligations
2020	$134,175	$44,355	$89,820
2021	111,305	41,136	70,169
2022	100,715	37,453	63,262
2023	95,606	33,677	61,929
2024	88,445	30,011	58,434
Thereafter	477,850	102,959	374,891
	$1,008,096	$289,591	$718,505

Variable lease payments and short-term and low value leases
Certain leases contain non-lease components, excluded from the right-of-use asset and lease liability, related to operating charges for ocean vessels and terminal facilities. The total expense recognized in cost of sales relating to operating charges for 2019 was $83.7 million. Short-term leases are leases with a lease term of twelve months or less while low-value leases comprised of information technology and miscellaneous equipment. Such items recognized within cost of sales in 2019 were $0.5 million.

Extension options
Some leases contain extension options exercisable by the Company. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses, at lease commencement, whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. Total potential future lease payments not included in the lease liabilities should the Company exercise these extension options totals $70.6 million.

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean going vessels	$462,843	$22,464
Terminal and tanks	194,665	31,210
Other	60,997	16,914
Total	$718,505	$70,588

Leases not yet commenced
As at December 31, 2019, the Company has entered into lease agreements for which the leases have not yet commenced. Total exposure to future cash outflows not reflected in lease liabilities is $6.6 million.